Deposit Deposits Denominated in Foreign Currency (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposits
Noninterest-bearing Deposit Liabilities, Foreign	$ 333	$ 953
Interest-bearing Foreign Deposit, Money Market	397,941	334,342
Interest-bearing Foreign Deposit, Time Deposits	694,154	700,066
Deposits, Foreign	$ 1,092,428	$ 1,035,361